Summarised financial information - Summarised Financial Information of Balance Sheet (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Summarised Financial Information [Line Items]
Non-current assets	£ 124,558	£ 124,078
Current assets	12,807	13,612
Non-current liabilities	54,820	59,257
Borrowings	35,666	39,927
Current liabilities	15,144	15,478
Borrowings	3,992	4,041
Registered BATCAP bonds | BAT p.l.c.
Disclosure Of Summarised Financial Information [Line Items]
Non-current assets	1,916	236
Current assets	8,443	7,070
Non-current liabilities	9	1,580
Borrowings		1,571
Other non-current liabilities	9	9
Current liabilities	1,607	52
Borrowings	1,580	9
Other current liabilities	27	43
Registered BATCAP bonds | BAT p.l.c. | Transactions with non-issuer/non-guarantor subsidiaries
Disclosure Of Summarised Financial Information [Line Items]
Amounts due from subsidiaries	8,405	7,031
Amounts due to subsidiaries		3
Investment in subsidiaries	27,234	27,234
Registered BATCAP bonds | BATCAP
Disclosure Of Summarised Financial Information [Line Items]
Non-current assets	18,192	18,991
Current assets	3,583	3,404
Non-current liabilities	17,024	17,867
Borrowings	16,965	17,867
Other non-current liabilities	59
Current liabilities	4,633	4,444
Borrowings	4,602	4,329
Other current liabilities	31	115
Registered BATCAP bonds | BATCAP | Transactions with non-issuer/non-guarantor subsidiaries
Disclosure Of Summarised Financial Information [Line Items]
Amounts due from subsidiaries	14,999	16,088
Amounts due to subsidiaries	3,006	3,139
Registered BATCAP bonds | BATIF
Disclosure Of Summarised Financial Information [Line Items]
Non-current assets	4,986	10,332
Current assets	35,772	30,601
Non-current liabilities	13,667	15,326
Borrowings	13,560	15,243
Other non-current liabilities	107	83
Current liabilities	25,451	24,038
Borrowings	25,081	23,478
Other current liabilities	370	560
Registered BATCAP bonds | BATIF | Transactions with non-issuer/non-guarantor subsidiaries
Disclosure Of Summarised Financial Information [Line Items]
Amounts due from subsidiaries	38,539	38,761
Amounts due to subsidiaries	20,422	19,550
Investment in subsidiaries	718	718
Registered BATCAP bonds | BATNF
Disclosure Of Summarised Financial Information [Line Items]
Non-current assets	1,417	1,509
Current assets	21	22
Non-current liabilities	1,417	1,509
Borrowings	1,417	1,509
Current liabilities	20	22
Borrowings	20	22
Registered BATCAP bonds | RAI
Disclosure Of Summarised Financial Information [Line Items]
Non-current assets	357	402
Current assets	1,033	268
Non-current liabilities	8,778	8,885
Borrowings	8,719	8,823
Other non-current liabilities	59	62
Current liabilities	882	972
Borrowings	263	200
Other current liabilities	619	772
Registered BATCAP bonds | RAI | Transactions with non-issuer/non-guarantor subsidiaries
Disclosure Of Summarised Financial Information [Line Items]
Amounts due from subsidiaries	1,360	620
Amounts due to subsidiaries	48	62
Investment in subsidiaries	23,643	23,820
Registered BATCAP bonds | BATHTN
Disclosure Of Summarised Financial Information [Line Items]
Non-current assets	75	26
Current assets	19	15
Non-current liabilities	19	6
Other non-current liabilities	19	6
Current liabilities	10	2
Borrowings	10	1
Other current liabilities		1
Registered BATCAP bonds | BATHTN | Transactions with non-issuer/non-guarantor subsidiaries
Disclosure Of Summarised Financial Information [Line Items]
Amounts due from subsidiaries	19	15
Amounts due to subsidiaries	9	1
Investment in subsidiaries	£ 1,488	£ 1,580